UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 98.6%
Australia 2.4%
Babcock & Brown Ltd.	393,500	5,834,780
Macquarie Bank Ltd.	74,304	3,521,687
Sigma Pharmaceuticals Ltd.	3,555,400	6,538,807

(Cost $13,457,969)		15,895,274
Bermuda 0.5%
Orient-Express Hotels Ltd. “A” (Cost $3,059,631)	99,000	3,608,550
Brazil 2.4%
Aracruz Celulose SA “B” (ADR)	129,400	6,467,412
Diagnosticos da America SA*	340,100	5,923,415
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)	106,312	3,670,953

(Cost $13,286,105)		16,061,780
Canada 1.6%
Certicom Corp.*	609,200	3,122,170
Flint Energy Services Ltd.*	53,100	2,842,448
OPTI Canada, Inc.*	249,400	4,804,206

(Cost $8,907,937)		10,768,824
Denmark 0.7%
GN Store Nord AS (GN Great Nordic) (a) (Cost $3,462,204)	343,900	4,886,490
France 3.2%
Business Objects SA*	60,275	1,454,441
Business Objects SA (ADR)* (a)	132,600	3,226,158
Financiere Marc de Lacharriere SA	62,854	4,713,006
Flamel Technologies SA (ADR)* (a)	274,600	5,025,180
JC Decaux SA (a)	278,113	7,165,627

(Cost $19,458,965)		21,584,412
Germany 14.5%
AWD Holding AG (a)	265,564	9,590,075
Curanum AG	312,405	3,116,707
Deutsche Boerse AG	74,787	10,618,485
Fresenius Medical Care AG & Co.	163,732	19,618,392
Hypo Real Estate Holding AG	184,696	10,272,423
Puma AG	23,602	8,559,660
QSC AG* (a)	643,100	3,318,844
Rational AG	28,792	4,991,266
Stada Arzneimittel AG (a)	220,650	10,051,069
United Internet AG (Registered)	723,304	9,331,882
Wincor Nixdorf AG	58,468	7,713,677

(Cost $48,449,728)		97,182,480
Greece 4.8%
Coca-Cola Hellenic Bottling Co. SA	228,000	7,222,932
Hellenic Exchanges Holding SA	302,900	4,604,402
Piraeus Bank SA	532,250	13,325,967
Titan Cement Co. SA	143,600	7,007,204

(Cost $19,147,534)		32,160,505
Hong Kong 2.8%

Kingboard Chemical Holdings Ltd.	2,559,700	7,494,424
Midland Holdings Ltd.	5,076,400	2,489,136
Wing Hang Bank Ltd.	985,100	9,001,326

(Cost $10,538,072)		18,984,886
Ireland 6.2%
Anglo Irish Bank Corp. PLC	1,089,322	15,890,932
C&C Group PLC	213,368	2,254,041
FBD Holdings PLC	117,300	5,499,093
ICON PLC (ADR)*	67,800	4,463,952
Irish Continental Group PLC*	166,455	2,290,021
Paddy Power PLC	392,000	6,544,684
Ryanair Holdings PLC*	472,000	4,696,847

(Cost $19,555,832)		41,639,570
Italy 2.7%
Banca Italease	156,000	7,432,936
Lottomatica SpA (a)	93,460	3,474,128
Safilo Group SpA* (a)	792,500	3,877,261
Societa Iniziative Autostradali e Servizi SpA	274,400	3,329,927

(Cost $18,767,828)		18,114,252
Japan 7.1%
AEON Credit Services Co., Ltd. (a)	224,100	4,710,899
AEON Mall Co., Ltd. (a)	173,000	7,605,391
JAFCO Co., Ltd. (a)	51,100	2,741,201
KITZ Corp.	391,000	2,810,275
Matsui Securities Co., Ltd. (a)	351,400	2,810,710
Nidec Corp.	53,300	3,784,395
Park24 Co., Ltd. (a)	238,000	6,663,875
Sumitomo Realty & Development Co., Ltd.	489,000	12,156,221
UFJ Central Leasing Co., Ltd.	95,000	4,764,709

(Cost $34,328,528)		48,047,676
Korea 1.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	160,500	5,057,632
Korea Information Service, Inc.	73,700	1,928,915

(Cost $4,347,742)		6,986,547
Netherlands 2.9%
Chicago Bridge & Iron Co., NV (New York Shares)	289,500	7,023,270
SBM Offshore NV	442,347	12,193,869

(Cost $9,044,473)		19,217,139
Norway 1.3%
Prosafe ASA	73,800	4,376,797
Tandberg Television ASA* (a)	298,400	4,206,061

(Cost $9,191,596)		8,582,858
Sweden 1.8%
Brostrom AB “B” (a)	189,900	3,807,459
Eniro AB	457,100	5,264,193
Micronic Laser Systems AB*	298,600	2,993,437

(Cost $9,477,033)		12,065,089
Switzerland 1.4%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	43,715	1,559,537
Fortune Management, Inc. (Registered)* (a)	992,766	3,791,797
Partners Group*	60,000	4,073,788

(Cost $8,694,727)		9,425,122
Taiwan 2.1%
Powerchip Semiconductor Corp.*	6,102,000	4,005,893

Siliconware Precision Industries Co.	5,927,217	7,058,365
Yuanta Core Pacific Securities Co.	4,520,000	2,877,619

(Cost $10,458,842)		13,941,877
Thailand 0.6%
Bangkok Bank PCL (Foreign Registered) (Cost $3,539,101)	1,418,300	3,970,940
United Kingdom 4.8%
Aegis Group PLC	1,348,133	3,040,862
ARM Holdings PLC	1,668,658	3,623,574
Group 4 Securicor PLC (a)	1,033,460	3,273,046
John Wood Group PLC	733,978	3,167,173
Michael Page International PLC	1,083,804	6,675,939
Misys PLC	404,773	1,843,032
Serco Group PLC	1,038,035	6,389,167
Taylor Nelson Sofres PLC	1,315,077	4,384,966

(Cost $34,763,720)		32,397,759
United States 33.8%
Adams Respiratory Therapeutics, Inc.*	117,900	5,272,488
Advance Auto Parts, Inc.	172,100	5,209,467
Advanced Medical Optics, Inc.*	117,200	5,772,100
Aeropostale, Inc.*	201,100	5,572,481
Allegheny Energy, Inc.*	451,100	18,517,655
AMERIGROUP Corp.*	252,600	7,350,660
Aventine Renewable Energy Holdings, Inc.* (a)	22,200	657,120
Bravo! Foods International Corp.* (a)	1,489,400	893,640
Carter’s, Inc.*	168,400	3,672,804
Celgene Corp.*	213,500	10,224,515
Cogent, Inc.* (a)	226,500	3,204,975
Diamond Foods, Inc.	159,200	2,445,312
Dresser-Rand Group, Inc.*	221,700	5,048,109
EMS Technologies, Inc.*	129,600	1,995,840
Euronet Worldwide, Inc.* (a)	229,000	5,818,890
First Marblehead Corp.	139,400	6,384,520
Foundation Coal Holdings, Inc.	127,700	4,870,478
FTI Consulting, Inc.*	196,350	5,154,187
Gentex Corp.	198,300	2,645,322
GTECH Holdings Corp.	316,600	10,666,254
Harman International Industries, Inc.	62,100	4,980,420
Harris Interactive, Inc.*	357,000	2,031,330
Invitrogen Corp.*	88,000	5,437,520
Joy Global, Inc.	175,500	6,584,760
Kenneth Cole Productions, Inc. “A”	83,500	2,011,515
Lam Research Corp.*	108,600	4,516,674
Legg Mason, Inc.	33,865	2,826,712
Mueller Water Products, Inc. “A”* (a)	220,700	3,498,095
NeuStar, Inc. “A”*	163,900	5,057,954
New York & Co., Inc.*	254,600	2,581,644
Nuveen Investments “A”	158,800	7,541,412
NxStage Medical, Inc.*	410,800	3,520,556
Openwave Systems, Inc.*	303,900	2,002,701
P.F. Chang’s China Bistro, Inc.* (a)	113,500	3,431,105
Perficient, Inc.*	207,500	2,568,850
Prospect Partners LP	3	91,126
Rowan Companies, Inc.	100,300	3,397,161
Schawk, Inc. (a)	198,800	3,292,128
Somanetics Corp.* (a)	230,200	3,897,286
Telik, Inc.* (a)	241,900	4,102,624
Thoratec Corp.*	269,100	3,713,580
THQ, Inc.*	347,450	7,883,640

Ultra Petroleum Corp.*	251,800	14,745,408
VeraSun Energy Corp.* (a)	26,500	649,250
Waters Corp.*	146,100	5,943,348
WellCare Health Plans, Inc.*	66,200	3,247,772
Zions Bancorp.	74,800	6,144,072

(Cost $184,535,282)		227,075,460

Total Common Stocks (Cost $486,472,849)		662,597,490
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 12/31/2006, Strike Price $20.0* (Cost $2,059)	222,670	94,568
Securities Lending Collateral 14.3%
Daily Assets Fund Institutional, 5.24% (b) (c) (Cost $95,808,061)	95,808,061	95,808,061
Cash Equivalents 0.9%
Cash Management QP Trust, 5.3% (d) (Cost $6,309,603)	6,309,603	6,309,603
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 588,592,572)	113.8	764,809,722
Other Assets and Liabilities, Net	(13.8)	(92,825,233)

Net Assets	100.0	671,984,489

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $91,643,924 which is 13.6% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At July 31, 2006, the DWS Global Opportunities Fund had the following sector diversification:

		As a % of Common
Sector	Market Value ($)	Stocks
Financials	167,645,439	25.3%
Health Care	118,106,461	17.8%
Consumer Discretionary	95,273,076	14.4%
Information Technology	87,849,079	13.3%
Industrials	86,628,870	13.1%
Energy	53,909,571	8.1%
Materials	18,517,655	2.8%
Utilities	13,474,616	2.0%
Consumer Staples	12,815,925	1.9%
Telecommunication Services	8,376,798	1.3%
Total	662,597,490	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006